Machinery and Equipment, net	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Machinery and Equipment, net

5. Machinery and Equipment, net

As of June 30, 2023 and December 31, 2022, machinery and equipment, net, was comprised of the following (in thousands):

	June 30, 2023	December 31, 2022
Machinery and equipment	$1,969	$1,518
Accumulated depreciation	(813)	(631)
Machinery and equipment, net	$1,156	$887

Depreciation expense amounted to approximately $206,000 and $100,000 for the six months ended June 30, 2023 and 2022, respectively.

6. Machinery and Equipment, net

As of December 31, 2022 and 2021, machinery and equipment, net, was comprised of the following (in thousands):

	December 31, 2022	December 31, 2021
Machinery and equipment	$1,518	$887
Accumulated depreciation	(631)	(390)
Machinery and equipment, net	$887	$497

Depreciation expense amounted to approximately $260,000 and $156,000 for the year ended December 31, 2022 and 2021, respectively.